Investments in Equity Investees - Reconciliation of Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	$ 144,237	$ 158,506
Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	55,308	63,536
Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	69,417	77,939
Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Carrying amount of investments as at December 31	19,201	16,806
Consumer Health | Commercial Platform | Hutchison Whampoa Guangzhou Baiyunshan Chinese Medicine Company Limited ("HBYS")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	127,072	121,523	$ 111,506
Net income/(loss) attributable to the shareholders of equity investee	20,776	20,376	21,376
Dividend declared	(45,128)	(6,000)	(6,410)
Other comprehensive income/(loss)	7,896	(8,827)	(4,949)
Closing net assets after non-controlling interests as at December 31	110,616	127,072	121,523
Group's share of net assets	55,308	63,536	60,762
Carrying amount of investments as at December 31	55,308	63,536	60,762
Prescription Drugs | Commercial Platform | Shanghai Hutchison Pharmaceuticals Limited ("SHPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	150,134	93,263	71,906
Net income/(loss) attributable to the shareholders of equity investee	55,623	120,499	31,307
Dividend declared	(81,299)	(55,057)	(6,410)
Other comprehensive income/(loss)	8,273	(8,571)	(3,540)
Closing net assets after non-controlling interests as at December 31	132,731	150,134	93,263
Group's share of net assets	66,365	75,067	46,632
Goodwill	3,052	2,872	3,077
Carrying amount of investments as at December 31	69,417	77,939	49,709
Drug R&D | Innovation Platform | Nutrition Science Partners Limited ("NSPL")
Reconciliation of the summarized financial information presented to the carrying amount of investments in equity investees
Opening net assets after non-controlling interests as at January 1	33,611	18,093	25,645
Net income/(loss) attributable to the shareholders of equity investee	(9,210)	(8,482)	(7,552)
Investments	14,000	10,000
Capitalization of loans		14,000
Closing net assets after non-controlling interests as at December 31	38,401	33,611	18,093
Group's share of net assets	19,201	16,806	9,046
Carrying amount of investments as at December 31	$ 19,201	$ 16,806	$ 9,046